Expense Example - Class A C S I N R T Shares - Janus Henderson Mid Cap Value Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	689	931	1,192	1,935	292	594	1,021	2,212	127	397	686	1,511	87	271	471	1,049	77	240	417	930	153	474	818	1,791	101	315	547	1,213